Goodwill (Details) - Schedule of Impairment Testing Cash Generating Units - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Impairment Testing Cash Generating Units [Line Items]
Goodwill		$ 6,105,020	$ 5,828,691	$ 5,835,418
Brazil Beef [Member]
Schedule of Impairment Testing Cash Generating Units [Line Items]
Goodwill		1,873,448	1,738,300
Seara [Member]
Schedule of Impairment Testing Cash Generating Units [Line Items]
Goodwill		766,970	711,821
Moy Park [Member]
Schedule of Impairment Testing Cash Generating Units [Line Items]
Goodwill		777,583	735,403
USA Pork [Member]
Schedule of Impairment Testing Cash Generating Units [Line Items]
Goodwill		694,534	694,534
Australia Meat [Member]
Schedule of Impairment Testing Cash Generating Units [Line Items]
Goodwill		280,915	277,116
Australia Smallgoods [Member]
Schedule of Impairment Testing Cash Generating Units [Line Items]
Goodwill		310,598	306,405
Pilgrim’s Food Masters (PFM) [Member]
Schedule of Impairment Testing Cash Generating Units [Line Items]
Goodwill		336,683	320,667
Others CGUs without significant goodwill [Member]
Schedule of Impairment Testing Cash Generating Units [Line Items]
Goodwill	[1]	$ 1,064,289	$ 1,044,445

[1]	They comprise about 21 Cash Generating Units (CGUs) that, due to their lower values, were allocated to the ‘other’ category as shown.